Pacer WealthShield ETF
Schedule of Investments
January 31, 2025 (Unaudited)

COMMON STOCKS - 99.8%	Shares	Value
Communication Services - 6.3%
Alphabet, Inc. - Class A	1,171	$238,908
Alphabet, Inc. - Class C	953	195,937
Meta Platforms, Inc. - Class A	657	452,791
Netflix, Inc. (a)	361	352,610
ROBLOX Corp. - Class A (a)(b)	968	68,796
ZoomInfo Technologies, Inc. (a)	491	5,052
		1,314,094

Consumer Discretionary - 24.6%
Airbnb, Inc. - Class A (a)	1,091	143,106
Amazon.com, Inc. (a)	8,325	1,978,686
Aptiv PLC (a)	163	10,174
AutoZone, Inc. (a)	12	40,202
Best Buy Co., Inc.	136	11,677
Booking Holdings, Inc.	59	279,516
BorgWarner, Inc. (b)	152	4,849
Caesars Entertainment, Inc. (a)	148	5,335
CarMax, Inc. (a)	108	9,249
Carnival Corp. (a)	721	19,950
Carvana Co. (a)	214	52,961
Chipotle Mexican Grill, Inc. (a)	946	55,199
Darden Restaurants, Inc. (b)	82	16,010
Deckers Outdoor Corp. (a)	105	18,623
Domino's Pizza, Inc.	24	10,779
DoorDash, Inc. - Class A (a)	606	114,431
DR Horton, Inc.	202	28,664
DraftKings, Inc. (a)	883	37,042
eBay, Inc.	1,200	80,976
Expedia Group, Inc. (a)	85	14,531
Flutter Entertainment PLC (a)	322	85,964
Ford Motor Co. (b)	2,710	27,317
Garmin Ltd.	107	23,096
General Motors Co.	764	37,787
Genuine Parts Co.	97	11,276
Hasbro, Inc.	91	5,263
Hilton Worldwide Holdings, Inc. (b)	169	43,276
Home Depot, Inc.	694	285,914
Las Vegas Sands Corp. (b)	242	11,091
Lennar Corp. - Class A	166	21,786
LKQ Corp.	181	6,768
Lowe's Cos., Inc.	394	102,456
Lululemon Athletica, Inc. (a)(b)	78	32,308
Marriott International, Inc./MD	160	46,494
McDonald's Corp.	498	143,773
MGM Resorts International (a)	157	5,413
Mohawk Industries, Inc. (a)	36	4,403
NIKE, Inc. - Class B	827	63,596
Norwegian Cruise Line Holdings Ltd. (a)	305	8,647
NVR, Inc. (a)(b)	2	16,032
O'Reilly Automotive, Inc. (a)	40	51,777
Pool Corp.	26	8,950
PulteGroup, Inc.	142	16,157
Ralph Lauren Corp.	28	6,992
Ross Stores, Inc.	230	34,629
Royal Caribbean Cruises Ltd. (b)	172	45,855
Starbucks Corp.	787	84,744
Tapestry, Inc.	162	11,816
Tesla Motors, Inc. (a)	1,948	788,161
TJX Cos., Inc.	783	97,711
Tractor Supply Co. (b)	371	20,168
Ulta Beauty, Inc. (a)	33	13,601
Wynn Resorts Ltd. (b)	64	5,558
Yum! Brands, Inc.	194	25,317
		5,126,056

Financials - 21.0%
Aflac, Inc.	292	31,355
Allstate Corp.	155	29,811
American Express Co.	325	103,171
American International Group, Inc.	364	26,812
Ameriprise Financial, Inc.	57	30,972
Aon PLC	126	46,723
Apollo Global Management, Inc. (b)	261	44,626
Arch Capital Group Ltd.	219	20,382
Arthur J Gallagher & Co.	146	44,066
Assurant, Inc.	30	6,456
Bank of America Corp.	3,923	181,635
Bank of New York Mellon Corp.	425	36,520
Berkshire Hathaway, Inc. - Class B (a)	1,076	504,289
Blackrock, Inc.	85	91,418
Blackstone, Inc.	422	74,740
Brown & Brown, Inc.	139	14,548
Capital One Financial Corp.	223	45,427
Cboe Global Markets, Inc.	61	12,464
Charles Schwab Corp.	873	72,215
Chubb Ltd.	219	59,542
Cincinnati Financial Corp.	91	12,472
Citigroup, Inc.	1,105	89,980
Citizens Financial Group, Inc.	257	12,225
CME Group, Inc.	211	49,906
Corpay, Inc. (a)	41	15,600
Discover Financial Services	147	29,560
Erie Indemnity Co. - Class A (b)	15	6,044
Everest Group Ltd.	25	8,688
FactSet Research Systems, Inc.	22	10,437
Fidelity National Information Services, Inc.	314	25,582
Fifth Third Bancorp	392	17,370
Fiserv, Inc. (a)	332	71,725
Franklin Resources, Inc.	180	4,003
Global Payments, Inc.	149	16,815
Globe Life, Inc. (b)	49	5,982
Goldman Sachs Group, Inc.	185	118,474
Hartford Financial Services Group, Inc.	169	18,852
Huntington Bancshares, Inc.	849	14,603
Intercontinental Exchange, Inc.	335	53,543
Invesco Ltd.	263	5,058
Jack Henry & Associates, Inc.	43	7,486
JPMorgan Chase & Co.	1,654	442,114
KeyCorp.	579	10,410
KKR & Co., Inc.	394	65,826
Loews Corp.	106	9,058
M&T Bank Corp.	97	19,520
MarketAxess Holdings, Inc.	22	4,854
Marsh & McLennan Cos., Inc.	287	62,245
Mastercard, Inc. - Class A	482	267,717
MetLife, Inc.	340	29,413
Moody's Corp.	91	45,449
Morgan Stanley	725	100,362
MSCI, Inc.	46	27,451
Nasdaq, Inc.	242	19,926
Northern Trust Corp.	116	13,026
PayPal Holdings, Inc. (a)	2,419	214,275
PNC Financial Services Group, Inc.	232	46,620
Principal Financial Group, Inc.	123	10,141
Progressive Corp.	342	84,282
Prudential Financial, Inc.	208	25,118
Raymond James Financial, Inc.	107	18,027
Regions Financial Corp.	531	13,084
S&P Global, Inc.	187	97,504
State Street Corp.	171	17,377
Synchrony Financial	227	15,658
T Rowe Price Group, Inc. (b)	130	15,200
Travelers Cos., Inc.	133	32,609
Truist Financial Corp.	776	36,953
US Bancorp	911	43,528
Visa, Inc. - Class A	1,016	347,269
W R Berkley Corp.	176	10,354
Wells Fargo & Co.	1,958	154,290
Willis Towers Watson PLC	59	19,444
		4,390,681

Health Care - 0.3%
ABIOMED INC (a)(c)	64	0
Veeva Systems, Inc. - Class A (a)	270	62,980
		62,980

Industrials - 20.5%
3M Co.	530	80,666
A O Smith Corp.	116	7,807
Allegion PLC	85	11,282
AMETEK, Inc.	225	41,526
Automatic Data Processing, Inc.	398	120,598
Axon Enterprise, Inc. (a)	70	45,653
Boeing Co. (a)	730	128,860
Broadridge Financial Solutions, Inc.	114	27,157
Builders FirstSource, Inc. (a)	112	18,735
Carrier Global Corp.	812	53,089
Caterpillar, Inc.	471	174,948
CH Robinson Worldwide, Inc.	115	11,441
Cintas Corp.	333	66,790
Copart, Inc. (a)	2,456	142,276
CSX Corp.	1,875	61,631
Cummins, Inc.	133	47,381
Dayforce, Inc. (a)(b)	153	10,823
Deere & Co.	249	118,663
Delta Air Lines, Inc.	624	41,976
Dover Corp.	133	27,089
Eaton Corp. PLC	387	126,332
Emerson Electric Co. (b)	555	72,122
Equifax, Inc.	121	33,248
Expeditors International of Washington, Inc.	136	15,447
Fastenal Co.	557	40,795
FedEx Corp.	219	58,006
Fortive Corp.	337	27,408
GE Vernova, Inc.	268	99,932
Generac Holdings, Inc. (a)	58	8,661
General Dynamics Corp.	251	64,502
General Electric Co.	1,059	215,581
Honeywell International, Inc.	637	142,510
Howmet Aerospace, Inc.	395	49,999
Hubbell, Inc.	52	21,996
Huntington Ingalls Industries, Inc.	38	7,496
IDEX Corp.	74	16,599
Illinois Tool Works, Inc.	261	67,641
Ingersoll Rand, Inc.	392	36,770
Jacobs Solutions, Inc.	121	16,956
JB Hunt Trasport Services, Inc.	77	13,184
Johnson Controls International PLC	650	50,700
L3Harris Technologies, Inc.	184	39,010
Leidos Holdings, Inc.	130	18,464
Lennox International, Inc. (b)	31	18,365
Lockheed Martin Corp.	206	95,368
Masco Corp.	210	16,649
Nordson Corp.	53	11,672
Norfolk Southern Corp.	220	56,166
Northrop Grumman Corp.	133	64,807
Old Dominion Freight Line, Inc.	183	33,967
Otis Worldwide Corp.	388	37,023
PACCAR, Inc.	510	56,549
Parker-Hannifin Corp.	125	88,381
Paychex, Inc. (b)	312	46,073
Paycom Software, Inc.	135	28,021
Pentair PLC	161	16,692
Quanta Services, Inc. (b)	144	44,296
Republic Services, Inc.	198	42,940
Rockwell Automation, Inc.	110	30,627
Rollins, Inc.	273	13,513
RTX Corp.	1,303	168,022
Snap-On, Inc.	51	18,113
Southwest Airlines Co. (b)	583	17,904
Stanley Black & Decker, Inc.	150	13,210
Textron, Inc.	180	13,772
Trane Technologies PLC	219	79,442
TransDigm Group, Inc.	55	74,434
Uber Technologies, Inc. (a)	2,056	137,444
Union Pacific Corp.	590	146,196
United Airlines Holdings, Inc. (a)	320	33,869
United Parcel Service, Inc. - Class B	711	81,218
United Rentals, Inc.	64	48,516
Veralto Corp.	241	24,917
Verisk Analytics, Inc.	137	39,379
W.W. Grainger, Inc.	43	45,695
Waste Management, Inc.	355	78,192
Westinghouse Air Brake Technologies Corp.	167	34,723
Xylem, Inc.	236	29,273
		4,267,178

Information Technology - 7.4%
Akamai Technologies, Inc. (a)(b)	272	27,173
Arista Networks, Inc. (a)	1,749	201,537
Atlassian Corp. - Class A (a)	292	89,580
Box, Inc. (a)(b)	259	8,648
Ciena Corp. (a)	261	22,743
Cisco Systems, Inc.	3,202	194,041
Cloudflare, Inc. - Class A (a)	553	76,535
Confluent, Inc. - Class A (a)(b)	467	13,861
Datadog, Inc. - Class A (a)	567	80,917
DocuSign, Inc. (a)(b)	367	35,500
Dropbox, Inc. - Class A (a)	403	12,956
GoDaddy, Inc. - Class A (a)	254	54,013
HubSpot, Inc. (a)	94	73,276
Juniper Networks, Inc. (b)	599	20,881
MARA Holdings, Inc. (a)(b)	583	10,692
Nutanix, Inc. (a)	451	31,013
Okta, Inc. (a)	294	27,701
salesforce.com, Inc.	807	275,752
Snowflake, Inc. (a)	607	110,177
VeriSign, Inc. (a)	150	32,250
Workday, Inc. - Class A (a)	386	101,155
Zoom Communications, Inc. - Class A (a)	474	41,210
		1,541,611

Utilities - 19.7%
AES Corp.	2,439	26,829
Alliant Energy Corp. (b)	880	51,814
Ameren Corp.	916	86,287
American Electric Power Co., Inc.	1,838	180,786
American Water Works Co., Inc.	669	83,384
Atmos Energy Corp.	533	75,958
CenterPoint Energy, Inc.	2,236	72,827
CMS Energy Corp.	1,025	67,650
Consolidated Edison, Inc. (b)	1,188	111,363
Constellation Energy Corp.	1,080	323,978
Dominion Energy, Inc. (b)	2,900	161,211
DTE Energy Co.	710	85,115
Duke Energy Corp.	2,668	298,789
Edison International	1,328	71,712
Entergy Corp.	1,477	119,755
Evergy, Inc.	789	50,630
Eversource Energy	1,257	72,504
Exelon Corp.	3,460	138,400
FirstEnergy Corp. (b)	1,760	70,048
NextEra Energy, Inc.	7,091	507,432
NiSource, Inc.	1,601	59,717
NRG Energy, Inc.	695	71,196
PG&E Corp.	7,529	117,829
Pinnacle West Capital Corp. (b)	390	33,915
PPL Corp. (b)	2,532	85,075
Public Service Enterprise Group, Inc.	1,720	143,689
Sempra	2,186	181,285
Southern Co.	3,783	317,583
Vistra Corp.	1,177	197,771
WEC Energy Group, Inc.	1,085	107,697
Xcel Energy, Inc.	1,978	132,922
		4,105,151
TOTAL COMMON STOCKS (Cost $19,371,768)		20,807,751

REAL ESTATE INVESTMENT TRUSTS - 0.0%(d)
Real Estate - 0.0%(d)
Millrose Properties, Inc. (a)(c)	83	886
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,105)		886

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 5.3%	Units
Mount Vernon Liquid Assets Portfolio, LLC, - 4.49% (e)	1,110,620	1,110,620
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $1,110,620)		1,110,620

TOTAL INVESTMENTS - 105.1% (Cost $20,483,493)		21,919,257
Liabilities in Excess of Other Assets - (5.1)%		(1,082,201)
TOTAL NET ASSETS - 100.0%		$20,837,056
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of January 31, 2025. The total market value of these securities was $1,079,622 which represented 5.2% of net assets.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $886 or 0.0% of net assets as of January 31, 2025.

(d)	Represents less than 0.05% of net assets.
(e)	The rate shown represents the 7-day annualized effective yield as of January 31, 2025.

Summary of Fair Value Disclosure as of January 31, 2025 (Unaudited)

Pacer WealthShield ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2025:

	Level 1	Level 2	Level 3		Total
Investments:
Common Stocks	$20,807,751	$–	$–	(a)	$20,807,751
Real Estate Investment Trusts	–	–	886		886
Investments Purchased with Proceeds from Securities Lending(b)	–	–	–		1,110,620
Total Investments	$20,807,751	$–	$886		$21,919,257

Refer to the Schedule of Investments for further disaggregation of investment categories.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period as compared to the security classifications from the prior year’s annual report.

(a)	Amount is less than $0.50.
(b)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $1,110,620 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

PWS(a)	Balance as of 04/30/2024	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of 1/31/2025
Common Stocks	$ -	-	-	-	-	$ -	$ -	$0
Real Estate Investment Trusts	$ -	-	($219)	-	-	$ -	$ -	$886

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

PWS	Fair Value as of 1/31/2025	Valuation Techniques	Unobservable Input	Impact to Valuation From an Increase to Input
Common Stocks	$0	Acquisition Price	Stale Data	0.00
Real Estate Investment Trusts	$886	Spin-off price	Security not yet traded	10.67 USD

(a) Table presents information for two securities: Abiomed Inc., which has been valued at $0.00 and Millrose Properties Inc, which has been valued between 10.67 USD and 11.21 USD throughout the period.